Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
May 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net decrease in net assets per the financial statements	$ (5,784,702)
Benefits payable at May 31, 2025	(2,472,090)
Benefits payable at May 31, 2024	1,624,527
Net decrease in net assets per Form 5500	$ (6,632,265)